UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  August 31, 2016

Explanatory Note:

The purpose of this amendment is to replace the Registrant’s Report of Independent Registered Public Accounting Firm contained in the Annual Report to Shareholders.

Item 1. Reports to Stockholders.

Annual Report

Experienced People Consistent Philosophy Disciplined Process

Geneva Advisors Funds

Geneva Advisors All Cap Growth Fund
Class R Shares (GNVRX)
Class I Shares (GNVIX)

Geneva Advisors Equity Income Fund
Class R Shares (GNERX)
Class I Shares (GNEIX)

Geneva Advisors International Growth Fund
Class R Shares (GNFRX)
Class I Shares (GNFIX)

Geneva Advisors Small Cap Opportunities Fund
Class R Shares (GNORX)
Class I Shares (GNOIX)

Geneva Advisors Emerging Markets Fund
Class R Shares (GNLRX)
Class I Shares (GNLIX)

August 31, 2016
Investment Advisor

Geneva Advisors, LLC
181 W. Madison Street, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	6
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	24
STATEMENTS OF ASSETS AND LIABILITIES	42
STATEMENTS OF OPERATIONS	44
STATEMENTS OF CHANGES IN NET ASSETS	46
FINANCIAL HIGHLIGHTS	51
NOTES TO FINANCIAL STATEMENTS	61
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
NOTICE OF PRIVACY POLICY & PRACTICES	84
ADDITIONAL INFORMATION	85

Dear Client:

Recent U.S. domestic economic news has been mostly positive, with strength in housing and consumer data offsetting mixed manufacturing and job data. Consumer confidence and personal spending continue to increase as well. On the whole, the U.S. economy remains on its moderate recovery track and this could potentially attract more sideline cash into domestic equities.

The summer ended in a similar position to where it started, with modest U.S. growth and a great number of international, political, and economic risks.

Federal Reserve Chair Yellen has reiterated the Fed will take a “cautious” approach to raising short-term interest rates. Revenues, margins and profits for well-run U.S. companies have been growing. Global capital is likely to continue to flow into U.S. dollar-denominated assets.

Market volatility will likely continue. Though markets have recovered from the initial Brexit shock, they have just begun to process the longer-term consequences of the vote. Further, because the media may continue to focus on the uncertainty of the situation, investors could be tempted to “take action” in ways that run counter to long-term investment objectives.

History tells us the best approach is to maintain a long term perspective. We see these dislocations as investment opportunities, particularly in companies that may get caught up in a sell-off despite limited and manageable exposure to the macroeconomic and geopolitical effects.

Growth Strategies Commentary

Recently, growth stocks trailed value stocks as investors continued to gravitate towards high dividend yielding equities and defensive market sectors. Our stock selection among companies in the consumer discretionary and technology sectors made positive contributions to performance. We continue to see reasonable valuations for companies producing accelerating revenue and earnings growth. We believe the strategy continues to be well positioned.

We see excellent opportunities for growth-oriented investment strategies today even in the face of increased market volatility. Growth investors who have a long-term perspective and follow a disciplined investment strategy likely will be rewarded by mounting gains.

Equity Income Strategies Commentary

Investors continue to move to dividend paying equities in a search for yield. This trend benefited our Equity Income strategies. We have gradually increased our investment in equities with real estate exposure. Those selections have helped recent performance. The group continued to be a solid and prudent investment thesis against a backdrop of falling interest rates and investors’ demand for yield.

Our performance during the quarter was hurt by an underweight exposure to slower growth sectors, including consumer staples and public utility companies. We have continued to avoid these sectors because these companies have been trading at peak levels based on virtually any absolute or relative valuation metric. These lofty valuations, coupled with their low growth rates, make companies in these sectors unattractive for our investment orientation.

The Geneva Advisors All Cap Growth Fund’s Class R shares had a +16.72% return for the six-month period ended August 31, 2016 versus +12.46% for the Russell 3000 Growth Total Return Index.  The Fund’s Class I shares had a return of +16.93% for the same period. The top sectors contributing to the All Cap Growth Fund’s performance for the period were Health Care and Financials.  The sectors underperforming were Information Tech and Materials.  The top stocks contributing to performance for the period were Amazon, Align Technology and Edwards Lifesciences Corporation.  Stocks that detracted from performance the most were Chipotle Mexican Grill and Nike, Inc.

For the six months ended August 31, 2016 the Geneva Advisors Equity Income Fund’s Class R shares returned +12.50% and the Fund’s Class I shares had a return of +12.72% versus +14.01% for the benchmark, the Russell 1000 Total Return Index.  The top contributing sectors to performance Industrials and Real Estate.  The bottom contributors were Energy and Consumer Discretionary.  The top performing holdings were Macquarie Infrastructure, American Tower, and Microchip Technology.  The underperforming holdings were Bristol-Myers Squibb, Starbucks, and L Brands.

The Geneva Advisors International Growth Fund’s Class R shares returned +11.54% for the six-month period ended August 31, 2016, compared to +13.50% for the Russell Global Ex US Index.  The Fund’s Class I shares returned +11.84% for the same period. The top contributing sectors for the strategy were Information Tech and Telecommunication Services.  The bottom contributors were Energy and Health Care.  The top performing holdings were Ritchie Bros. Auctioneers, Keyence Corporation, and Tencent Holdings, while the bottom performing holdings were Aggreko, Luxottica Group and Embraer.

The Geneva Advisors Small Cap Opportunities Fund’s Class R shares returned +17.28% for the six-month period ended August 31, 2016, versus the Russell 2000 Growth Index returns of +19.68%. The Fund’s Class I shares returned +17.44% for the same six-month period. The top performing sectors were Financials and Industrials while the bottom performing sectors were Consumer Discretionary and Health Care. The top performing holdings Envestnet, MarketAxess Holdings, and Ritchie Bros. Auctioneers while the bottom performing holdings were Stamps.com, Skechers USA, and Super Micro Computer.

The Geneva Advisors Emerging Markets Fund’s Class I shares had a +18.26% return for the six-months ended August 31, 2016, versus +22.69% for the MSCI Emerging Markets Index for the period.  The Fund’s Class R shares had a return of +18.03% for the same period.  The positive sector contributors for the Emerging Markets Fund came from our stocks in the Consumer Discretionary and Financial sectors, while the negative contributors came from our holdings in the Energy, Consumer Staples and Industrials.  The top contributing stocks to performance during the quarter were Samsung Electronics, Tencent Holdings, and Taiwan Semiconductor.  The stocks that underperformed were Embraer, Baidu and Gruma.

Thank you for the continued trust you have placed in Geneva. The Principals and employees of Geneva and our families continue to be your partners, investing in the same strategies as our clients.

Best Regards,

Geneva Advisors

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Funds may invest in small, mid and/or micro cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in American Depositary Receipts (ADRs), in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Funds may invest in growth stocks, which are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  The Equity Income Fund may invest in Master Limited Partnerships (MLP).  Investment returns of MLPs are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  The Equity Income Fund may invest in real estate investment trusts (REITs), which involved additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.  The Funds may invest in other investment companies, including exchange-traded funds (ETFs), and will bear additional expenses the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Funds also will incur brokerage costs when it purchases and sells ETFs.

The Russell 3000 Growth Total Return Index consists of the growth segment of the 3,000 companies in the Russell 300 Index.  The Russell 3000 Index is an unmanaged index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.  One cannot invest directly in an index.

The Russell 1000 Value Total Return Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

The Russell 1000 Total Return Index is an index of approximately 1,000 of the largest companies in the U.S. equity markets. One cannot invest directly in an index.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe.  It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell Global Index ex-US Total Return Index selects, ranks, and weights securities by fundamental measures of company size as opposed to market capitalization. The fundamental overall company scores are created using as the universe the members of the Russell Global ex-U.S. Index.

The MSCI Emerging Markets Index is an index created by Morgan Stanley Capital International (MSCI) designed to measure equity market performance in global emerging markets. It is a float-adjusted market capitalization index that consists of indices in 23 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

Must be preceded or accompanied by a prospectus.

The Geneva Funds are distributed by Quasar Distributors, LLC

Geneva Advisors Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) and shareholder servicing fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/16 - 8/31/16).

Actual Expenses

The first table provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the direct expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, and fund administration and accounting, custody and transfer agent fees. You may use the information in the first table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses

Geneva Advisors Funds
Expense Examples (Unaudited) (Continued)

shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	3/1/16	8/31/16	3/1/16 - 8/31/16	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,167.20	$7.90	1.45%
Class I	$1,000.00	$1,169.30	$6.00	1.10%

Equity Income Fund*
Class R	$1,000.00	$1,125.00	$7.75	1.45%
Class I	$1,000.00	$1,127.20	$5.88	1.10%

International Growth Fund*
Class R	$1,000.00	$1,115.40	$7.71	1.45%
Class I	$1,000.00	$1,118.40	$5.86	1.10%

Small Cap Opportunities Fund*
Class R	$1,000.00	$1,172.80	$6.28	1.15%
Class I	$1,000.00	$1,174.40	$4.37	0.80%

Emerging Markets Fund*
Class R	$1,000.00	$1,180.30	$8.77	1.60%
Class I	$1,000.00	$1,182.60	$6.86	1.25%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (366).

Geneva Advisors Funds
Expense Examples (Unaudited) (Continued)

Based on Hypothetical 5% Yearly Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	3/1/16	8/31/16	3/1/16 - 8/31/16	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,017.85	$7.35	1.45%
Class I	$1,000.00	$1,019.61	$5.58	1.10%

Equity Income Fund*
Class R	$1,000.00	$1,017.85	$7.35	1.45%
Class I	$1,000.00	$1,019.61	$5.58	1.10%

International Growth Fund*
Class R	$1,000.00	$1,017.85	$7.35	1.45%
Class I	$1,000.00	$1,019.61	$5.58	1.10%

Small Cap Opportunities Fund*
Class R	$1,000.00	$1,019.36	$5.84	1.15%
Class I	$1,000.00	$1,021.11	$4.06	0.80%

Emerging Markets Fund*
Class R	$1,000.00	$1,017.09	$8.11	1.60%
Class I	$1,000.00	$1,018.85	$6.34	1.25%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (366).

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on identifying stocks within multiple industry groups. Using quantitative and qualitative measures established by Geneva Advisors, LLC, the Fund’s investment adviser (Adviser), the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s allocation of portfolio holdings as of August 31, 2016 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2016

	Annualized
			Since
	One	Five	Inception
	Year	Years	(9/28/07)
Class R	6.17%	6.59%	5.11%
Class I	6.54%	6.97%	5.44%
Russell 3000 Growth Total Return Index	9.99%	14.60%	7.71%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Total Return Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors All Cap Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is current income, with a secondary objective of modest capital appreciation. The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations. The Fund’s investment strategy focuses on identifying stocks within multiple industry groups. The Fund seeks to generate current income while providing a modest amount of capital appreciation. The Fund has wide flexibility in types of securities used to generate a current income yield. The Fund’s allocation of portfolio holdings as of August 31, 2016 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2016

	Annualized
			Since
	One	Five	Inception
	Year	Years	(4/30/10)
Class R	3.32%	8.69%	9.63%
Class I	3.71%	9.07%	10.00%
Russell 1000 Value Total Return Index	12.92%	14.39%	11.40%
Russell 1000 Total Return Index(1)	11.69%	14.60%	12.34%

(1)	The Russell 1000 Total Return Index has replaced the Russell 1000 Value Total Return Index as the primary benchmark as it is a more appropriate comparison.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on April 30, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Total Return Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

The Russell 1000 Total Return Index is an index of approximately 1,000 of the largest companies in the U.S. equity markets. One cannot invest directly in an index.

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Equity Income Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Equity Income Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and foreign issuers without regard to market capitalizations. The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund’s net assets invested in securities of foreign issuers. The Fund’s allocation of portfolio holdings as of August 31, 2016 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

* For additional details on allocation of portfolio holdings by country, please see the Schedule of Investments.

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2016

			Since
	One	Three	Inception
	Year	Year	(5/30/13)
Class R	4.57%	1.27%	1.92%
Class I	5.02%	1.66%	2.33%
Russell Global ex-US Total Return Index	3.89%	2.72%	1.73%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on May 30, 2013, the inception date of the Fund. The graph does not reflect any future performance.

The Russell Global ex-US Index Total Return measures the performance of the global equity market based on all investable equity securities, excluding companies assigned to the United States. You cannot invest directly in an index.

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors International Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors International Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of small-cap U.S. companies. Equity securities in which the Fund may invest also include other investment companies and ETFs that invest in the equity securities of small-cap companies. The Fund’s allocation of portfolio holdings as of August 31, 2016 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2016

		Since
	One	Inception
	Year	(12/27/13)
Class R	3.29%	0.17%
Class I	3.63%	0.50%
Russell 2000 Growth Total Return Index	3.55%	3.90%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on December 27, 2013, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 2000 Growth Total Return Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price to value ratios and higher forecasted growth values. One cannot invest directly in an index.

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Small Cap Opportunities Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Small Cap Opportunities Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Emerging Markets Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common and preferred stocks of companies located in emerging market countries without regard to market capitalization.  The Fund may invest in companies whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of ADRs.  Equity securities in which the Fund may invest also include other investment companies and ETFs that invest in equity securities of companies located in emerging markets. The Fund’s allocation of portfolio holdings as of August 31, 2016 is shown below.

Allocation of Portfolio Holdings*
(% of Investments)

* For additional details on allocation of portfolio holdings by country, please see the Schedule of Investments.

Geneva Advisors Emerging Markets Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2016

		Since
	One	Inception
	Year	(11/26/14)
Class R	9.89%	(9.15)%
Class I	10.34%	(8.87)%
MSCI Emerging Markets Net Index	11.83%	(4.45)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on November 26, 2014, the inception date of the Fund. The graph does not reflect any future performance.

MSCI Emerging Markets Net Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. One cannot invest directly in an index.

Geneva Advisors Emerging Markets Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Emerging Markets Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Emerging Markets Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
August 31, 2016

	Shares	Value
COMMON STOCKS 97.40%

Aerospace & Defense 1.21%
B/E Aerospace, Inc.	34,233	$1,730,478

Banks 1.57%
First Republic Bank	29,305	2,255,313

Biotechnology 3.15%
Celgene Corp. (a)	26,198	2,796,374
Regeneron Pharmaceuticals, Inc. (a)	4,361	1,711,911
		4,508,285
Capital Markets 3.31%
S&P Global, Inc.	38,323	4,734,423

Chemicals 3.79%
Ecolab, Inc.	21,005	2,584,665
The Sherwin-Williams Co.	10,030	2,845,612
		5,430,277
Diversified Consumer Services 1.98%
Bright Horizons Family Solutions, Inc. (a)	41,650	2,838,864

Diversified Financial Services 3.31%
MarketAxess Holdings, Inc.	28,101	4,736,143

Diversified Telecommunication Services 1.53%
SBA Communications Corp. - Class A (a)	19,141	2,184,945

Electrical Equipment 2.40%
Acuity Brands, Inc.	12,501	3,439,275

Food & Staples Retailing 1.44%
CVS Health Corp.	22,109	2,064,981

Health Care Equipment & Supplies 13.73%
Align Technology, Inc. (a)	64,991	6,037,664
Edwards Lifesciences Corp. (a)	54,196	6,241,211
IDEXX Laboratories, Inc. (a)	42,937	4,838,141
Intuitive Surgical, Inc. (a)	3,707	2,544,559
		19,661,575

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
Health Care Providers & Services 3.43%
Acadia Healthcare Co., Inc. (a)	33,340	$1,706,675
Centene Corp. (a)	31,308	2,138,023
VCA, Inc. (a)	14,999	1,062,079
		4,906,777
Hotels, Restaurants & Leisure 4.98%
Chipotle Mexican Grill, Inc. (a)	4,224	1,747,595
Starbucks Corp.	95,625	5,376,994
		7,124,589
Internet & Catalog Retail 6.71%
Amazon.com, Inc. (a)	12,484	9,602,193

Internet Software & Services 9.41%
Alphabet, Inc. - Class A (a)	5,412	4,274,668
Facebook, Inc. - Class A (a)	72,996	9,206,256
		13,480,924
IT Services 11.20%
Alliance Data Systems Corp. (a)	6,203	1,269,010
FleetCor Technologies, Inc. (a)	17,661	2,899,936
Gartner, Inc. (a)	41,250	3,753,750
MasterCard, Inc.	66,827	6,457,493
Vantiv, Inc. (a)	30,744	1,652,182
		16,032,371
Machinery 2.75%
The Middleby Corp. (a)	30,717	3,936,384

Software 14.79%
Adobe Systems, Inc. (a)	29,508	3,018,964
Ellie Mae, Inc. (a)	18,905	1,850,232
Guidewire Software, Inc. (a)	22,999	1,415,129
Manhattan Associates, Inc. (a)	83,892	5,077,144
Salesforce.com, Inc. (a)	40,483	3,215,160
The Ultimate Software Group, Inc. (a)	9,626	2,011,256
Tyler Technologies, Inc. (a)	28,011	4,592,403
		21,180,288

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
Specialty Retail 6.71%
Burlington Stores, Inc. (a)	25,782	$2,094,014
Tractor Supply Co.	54,705	4,592,485
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,847	2,928,697
		9,615,196
TOTAL COMMON STOCKS (Cost $89,343,979)		139,463,281

REAL ESTATE INVESTMENT TRUSTS 2.74%
CoreSite Realty Corp.	24,784	1,933,647
Equinix, Inc.	5,397	1,989,604
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,483,758)		3,923,251

SHORT-TERM INVESTMENTS 0.56%

Money Marker Fund 0.56%
Fidelity Institutional Government Portfolio	800,111	800,111
TOTAL SHORT-TERM INVESTMENTS
(Cost $800,111)		800,111

Total Investments (Cost $93,627,848) 100.70%		144,186,643
Liabilities in Excess of Other Assets (0.70)%		(1,007,957)
TOTAL NET ASSETS 100.00%		$143,178,686

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments
August 31, 2016

	Shares	Value
COMMON STOCKS 85.42%

Aerospace & Defense 5.00%
B/E Aerospace, Inc.	50,521	$2,553,836
Honeywell International, Inc.	11,489	1,340,881
Raytheon Co.	9,236	1,294,241
		5,188,958
Air Freight & Logistics 3.11%
United Parcel Service, Inc. - Class B	29,514	3,223,519

Auto Components 1.22%
Johnson Controls, Inc.	28,802	1,263,832

Banks 4.67%
JPMorgan Chase & Co.	71,817	4,847,647

Capital Markets 4.44%
BlackRock, Inc.	4,007	1,493,850
The Blackstone Group LP	113,543	3,113,349
		4,607,199
Chemicals 1.64%
Monsanto Co.	15,972	1,701,018

Containers & Packaging 1.33%
Avery Dennison Corp.	17,824	1,380,291

Electric Utilities 3.33%
Brookfield Infrastructure Partners LP (a)	71,970	3,450,242

Food & Staples Retailing 3.01%
Walgreens Boots Alliance Inc.	38,715	3,124,688

Health Care Equipment & Supplies 3.54%
Becton Dickinson & Co.	20,718	3,671,437

Health Care Providers & Services 2.53%
Anthem, Inc.	20,945	2,619,801

Hotels, Restaurants & Leisure 5.12%
Six Flags Entertainment Corp.	34,563	1,685,637
Starbucks Corp.	64,468	3,625,036
		5,310,673

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
Household Durables 1.76%
Whirlpool Corp.	10,243	$1,829,809

IT Services 2.16%
Sabre Corp.	79,514	2,238,319

Media 6.06%
Comcast Corp.	60,127	3,923,888
Time Warner, Inc.	30,093	2,359,592
		6,283,480
Oil, Gas & Consumable Fuels 5.69%
Enterprise Products Partners LP	69,879	1,844,806
Magellan Midstream Partners LP	57,697	4,057,830
		5,902,636
Pharmaceutical and Medicine Manufacturing 1.15%
Abbott Laboratories	28,274	1,188,073

Pharmaceuticals 5.55%
Bristol-Myers Squibb Co.	50,130	2,876,961
Merck & Co., Inc.	45,833	2,877,854
		5,754,815
Real Estate Management & Development 2.41%
Brookfield Asset Management, Inc. (a)	74,306	2,503,369

Road & Rail 1.77%
Union Pacific Corp.	19,181	1,832,361

Semiconductors & Semiconductor Equipment 3.07%
Microchip Technology, Inc.	51,505	3,188,674

Software 5.38%
Microsoft Corp.	97,164	5,583,043

Specialty Retail 2.89%
The Home Depot, Inc.	22,338	2,995,973

Technology Hardware, Storage & Peripherals 3.77%
Apple, Inc.	36,806	3,905,117

Tobacco 1.27%
Reynolds American, Inc.	26,544	1,315,786

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
Transportation Infrastructure 3.55%
Macquarie Infrastructure Co. LLC	46,065	$3,682,436
TOTAL COMMON STOCKS (Cost $70,844,342)		88,593,196

REAL ESTATE INVESTMENT TRUSTS 13.19%
American Tower Corp.	40,592	4,602,321
Crown Castle International Corp.	8,425	798,437
CyrusOne, Inc.	86,053	4,374,934
Physicians Realty Trust	71,116	1,522,594
Ventas, Inc.	32,813	2,384,521
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $8,728,344)		13,682,807

SHORT-TERM INVESTMENTS 1.28%

Money Market Fund 1.28%
Fidelity Institutional Government Portfolio	1,328,753	1,328,753
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,328,753)		1,328,753

Total Investments (Cost $80,901,439) 99.89%		103,604,756
Other Assets in Excess of Liabilities 0.11%		109,354
TOTAL NET ASSETS 100.00%		$103,714,110

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments
August 31, 2016

	Shares	Value
COMMON STOCKS 94.95%

Australia 1.01%
BHP Billiton Ltd.	12,574	$192,988

Canada 7.51%
Alimentation Couche-Tard, Inc.	4,900	252,697
Brookfield Asset Management, Inc.	5,901	198,805
Canadian National Railway, Co.	4,742	304,958
Dollarama, Inc.	5,330	393,836
Ritchie Bros. Auctioneers, Inc.	8,097	282,019
		1,432,315
China 9.12%
Alibaba Group Holding Ltd. - ADR (a)	4,438	431,329
Baidu, Inc. - ADR (a)	2,243	383,710
Nord Anglia Education, Inc. (a)	16,326	345,785
Tencent Holdings Ltd.	22,300	577,902
		1,738,726
Denmark 1.48%
Pandora A/S	2,272	282,909

France 6.52%
Hermes International SCA	1,234	522,070
JCDecaux SA	6,589	226,989
Orpea SA	3,449	300,000
Safran SA	2,759	193,436
		1,242,495
Germany 4.60%
Continental AG	1,793	375,139
Deutsche Boerse AG	2,138	170,796
Symrise AG	4,495	330,655
		876,590
Hong Kong 1.63%
AIA Group Ltd.	49,500	311,759

India 2.32%
HDFC Bank Ltd. - ADR	6,184	443,084

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
Indonesia 1.54%
Indofood CBP Sukses Makmur Tbk PT	391,800	$294,361

Ireland 3.34%
Allergan PLC (a)	1,097	257,290
ICON PLC (a)	4,948	379,957
		637,247
Italy 1.52%
Luxottica Group SpA - ADR	5,995	289,858

Japan 13.76%
Calbee, Inc.	6,750	245,452
FANUC Corp.	1,917	326,652
Hoya Corp.	9,500	368,465
Japan Tobacco, Inc.	4,600	178,245
Keyence Corp.	685	480,700
Kose Corp.	2,057	184,822
Nidec Corp.	2,280	205,747
NTT DOCOMO, Inc.	14,480	365,175
Tokio Marine Holdings	6,830	269,032
		2,624,290
Mexico 1.42%
Fomento Economico Mexicano SAB de CV - ADR	2,961	271,080

Netherlands 6.20%
ASML Holding NV - ADR	3,794	404,250
InterXion Holding NV (a)	9,866	368,002
NXP Semiconductors NV (a)	4,648	409,117
		1,181,369
Norway 1.92%
Statoil ASA - ADR	23,345	365,349

Republic of Korea 3.04%
Amorepacific Corp.	800	276,485
NAVER Corp.	400	302,678
		579,163
South Africa 0.79%
Sasol Ltd.	5,950	150,204

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
Spain 4.53%
Amadeus IT Holding SA - Class A	8,682	$399,048
Grifols SA - ADR	17,289	275,068
Industria de Diseno Textil SA	5,340	189,277
		863,393
Sweden 1.93%
Assa Abloy AB - Class B	18,216	368,447

Switzerland 3.23%
Chubb Ltd.	2,833	359,593
Julius Baer Group Ltd. (a)	6,093	255,591
		615,184
Taiwan 1.58%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,487	301,396

United Kingdom 10.41%
Aggreko PLC	18,660	249,744
Diageo PLC - ADR	2,402	270,177
InterContinental Hotels Group PLC	5,323	228,020
London Stock Exchange Group	4,405	159,265
Reckitt Benckiser Group PLC	3,716	358,960
Royal Dutch Shell PLC - Class B	7,100	180,744
Smith & Nephew PLC	16,209	261,905
Worldpay Group PLC (b)	70,565	276,893
		1,985,708
United States 5.55%
Euronet Worldwide, Inc. (a)	4,504	349,556
Lululemon Athletica, Inc. (a)	2,387	182,629
Mead Johnson Nutrition, Co.	4,068	346,065
Schlumberger Ltd.	2,281	180,199
		1,058,449
TOTAL COMMON STOCKS (Cost $16,275,275)		18,106,364

PREFERRED STOCKS 1.96%

Germany 1.96%
Sartorius AG	4,735	374,094
TOTAL PREFERRED STOCKS (Cost $328,401)		374,094

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
SHORT-TERM INVESTMENTS 2.09%

Money Market Fund 2.09%
Fidelity Institutional Government Portfolio	399,317	$399,317
TOTAL SHORT-TERM INVESTMENTS
(Cost $399,317)		399,317

Total Investments (Cost $17,002,993) 99.00%		18,879,775
Other Assets in Excess of Liabilities 1.00%		190,343
TOTAL NET ASSETS 100.00%		$19,070,118

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Denotes a security is either fully or partially restricted for sale.  The aggregate value of the restricted security at August 31, 2016 was $276,893, which represents 1.45% of net assets.  Securities issued pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended.  This security may be deemed illiquid using procedures established by the Board of Trustees.

Abbreviations:
AB	Aktiebolag is a Swedish term for limited company or corporation.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term, which signifies that the company is listed in the stock-exchange.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company, which signifies that shareholders have limited liability.
PT	Perseroan Terbatas is an Indonesian term referring to a limited liability company.
SA	Abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anónima de Capital Variable is a Mexican term referring to shareholders having limited liability.
SCA	Société en Commandite Par Actions is a French term in which a partnership is limited by shares.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
August 31, 2016

	Shares	Value
COMMON STOCKS 94.98%

Air Freight & Logistics 2.01%
Forward Air Corp.	5,122	$236,022

Banks 1.74%
Independent Bank Group, Inc.	4,649	204,184

Biotechnology 3.29%
BioSpecifics Technologies Corp. (a)	1,902	69,594
Ligand Pharmaceuticals, Inc. (a)	3,069	317,059
		386,653
Building Products 4.04%
American Woodmark Corp. (a)	1,533	133,371
Trex Co, Inc. (a)	5,510	341,289
		474,660
Commercial Services & Supplies 4.59%
Mobile Mini, Inc.	6,615	197,789
Ritchie Bros. Auctioneers, Inc. (b)	9,823	342,135
		539,924
Construction & Engineering 1.60%
Dycom Industries, Inc. (a)	2,318	188,036

Diversified Consumer Services 4.96%
Bright Horizons Family Solutions, Inc. (a)	4,491	306,106
Nord Anglia Education, Inc. (a)(b)	13,109	277,649
		583,755
Diversified Financial Services 3.67%
MarketAxess Holdings, Inc.	2,561	431,631

Health Care Equipment & Supplies 14.97%
Align Technology, Inc. (a)	3,775	350,697
Globus Medical, Inc. (a)	12,720	295,486
Insulet Corp. (a)	3,581	151,584
Natus Medical, Inc. (a)	7,380	287,156
Neogen Corp. (a)	4,979	294,060
NuVasive, Inc. (a)	4,260	278,902
Trinity Biotech PLC - ADR (a)	7,703	103,374
		1,761,259

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
Health Care Providers & Services 2.69%
Acadia Healthcare Co., Inc. (a)	3,790	$194,010
Molina Healthcare, Inc. (a)	2,282	122,794
		316,804
Health Care Technology 2.39%
Omnicell, Inc. (a)	7,495	281,662

Hotels, Restaurants & Leisure 3.80%
Buffalo Wild Wings, Inc. (a)	1,359	220,430
Sonic Corp.	7,892	226,421
		446,851
Internet Software & Services 8.29%
Carbonite, Inc. (a)	16,349	228,232
Envestnet, Inc. (a)	7,052	278,625
SPS Commerce, Inc. (a)	4,054	264,645
Stamps.com, Inc. (a)	2,100	203,112
		974,614
IT Services 4.18%
Blackhawk Network Holdings, Inc. (a)	6,924	237,147
Euronet Worldwide, Inc. (a)	3,276	254,250
		491,397
Life Sciences Tools & Services 3.00%
ICON PLC (a)(b)	4,588	352,313

Machinery 6.25%
Lydall, Inc. (a)	4,782	229,727
Manitowoc Foodservice, Inc. (a)	6,511	105,022
Proto Labs, Inc. (a)	2,415	132,149
Woodward, Inc.	4,272	267,940
		734,838
Oil, Gas & Consumable Fuels 1.45%
RSP Permian, Inc. (a)	4,382	171,117

Pharmaceuticals 0.98%
Aratana Therapeutics, Inc. (a)	13,048	115,736

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
Professional Services - 6.27%
CEB, Inc.	4,351	$261,930
On Assignment, Inc. (a)	5,347	201,636
WageWorks, Inc. (a)	4,442	274,471
		738,037
Semiconductors & Semiconductor Equipment 1.42%
Cavium, Inc. (a)	3,010	167,597

Software 10.19%
Blackbaud, Inc.	3,496	235,526
Ellie Mae, Inc. (a)	2,185	213,846
Imperva, Inc. (a)	3,945	177,564
Manhattan Associates, Inc. (a)	3,301	199,777
Proofpoint, Inc. (a)	1,784	137,279
Tyler Technologies, Inc. (a)	1,432	234,776
		1,198,768
Specialty Retail 1.00%
Five Below, Inc. (a)	2,634	117,371

Technology Hardware, Storage & Peripherals 0.86%
Super Micro Computer, Inc. (a)	4,694	101,531

Textiles, Apparel & Luxury Goods 1.34%
Skechers U.S.A., Inc. (a)	6,469	157,261
TOTAL COMMON STOCKS (Cost $9,856,048)		11,172,021

REAL ESTATE INVESTMENT TRUSTS 1.18%
CyrusOne, Inc.	2,731	138,844
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $138,627)		138,844

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
SHORT-TERM INVESTMENTS 4.87%

Money Market Fund 4.87%
Fidelity Institutional Government Portfolio	572,682	$572,682
TOTAL SHORT-TERM INVESTMENTS
(Cost $572,682)		572,682

Total Investments (Cost $10,567,357) 101.03%		11,883,547
Liabilities in Excess of Other Assets (1.03)%		(121,366)
TOTAL NET ASSETS 100.00%		$11,762,181

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Geneva Emerging Markets Fund
Schedule of Investments
August 31, 2016

	Shares	Value
COMMON STOCKS 94.83%

Argentina 1.29%
Banco Macro SA - ADR	2,315	$181,357

Brazil 4.65%
Ambev SA - ADR	22,792	135,156
Raia Drogasil SA	12,934	238,117
MercadoLibre, Inc.	820	141,040
WEG SA	28,000	142,289
		656,602
China 22.45%
Alibaba Group Holding Ltd. - ADR (a)	3,373	327,822
Baidu, Inc. - ADR (a)	1,299	222,220
China Construction Bank Corp.	391,300	292,611
China Mobile Ltd.	22,100	272,250
China Molybdenum Co., Ltd.	541,000	119,093
CNOOC Ltd. - ADR	2,537	304,668
JD.com, Inc. - ADR (a)	9,075	230,596
Shenzhou International Group Holdings Ltd.	39,723	260,560
TAL Education Group - ADR (a)	3,633	217,108
Tencent Holdings Ltd.	35,500	919,978
		3,166,906
Hong Kong 4.77%
AIA Group Ltd.	74,600	469,844
Vitasoy International Holdings Ltd.	108,500	202,769
		672,613
India 7.97%
HDFC Bank Ltd. - ADR	6,334	453,831
Housing Development Finance Corp., Ltd.	14,400	301,929
Infosys, Ltd. - ADR	9,023	143,105
Tata Motors, Ltd. - ADR	5,522	225,132
		1,123,997
Indonesia 2.56%
Indofood CBP Sukses Makmur Tbk PT	481,000	361,377

The accompanying notes are an integral part of these financial statements.

Geneva Emerging Markets Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
Macao 1.61%
Sands China Ltd.	57,800	$226,599

Malaysia 2.18%
IHH Healthcare Bhd	191,200	307,879

Mexico 4.29%
Alsea SAB de CV	40,388	144,980
Gruma SAB de CV - Class B	9,853	130,988
Grupo Aeroportuario del Centro Norte SAB de CV	34,274	210,984
Grupo Financiero Banorte SAB de CV	21,883	117,929
		604,881
Peru 2.58%
Credicorp Ltd.	2,326	364,438

Philippines 3.02%
Century Pacific Food, Inc.	566,000	207,718
D&L Industries, Inc.	902,000	218,200
		425,918
Republic of Korea 12.06%
Amorepacific Corp.	1,172	405,052
Dongbu Insurance Co., Ltd.	3,004	181,634
Korea Electric Power Corp.	3,853	200,128
NAVER Corp.	300	227,008
Samsung Electronics Co., Ltd.	474	687,522
		1,701,344
Russia 6.00%
Lukoil PJSC	7,062	316,489
Sberbank of Russia PJSC - ADR	17,766	161,227
Yandex NV (a)	16,700	368,068
		845,784
South Africa 3.13%
Sasol Ltd.	7,367	185,975
Steinhoff International Holdings NV	42,600	255,757
		441,732

The accompanying notes are an integral part of these financial statements.

Geneva Emerging Markets Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
Taiwan 11.29%
Chunghwa Telecom Co., Ltd. - ADR	7,450	$267,083
Hon Hai Precision Industry Co., Ltd. - ADR	40,000	217,929
Silicon Motion Technology Corp. - ADR	5,746	290,058
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	28,464	818,055
		1,593,125
Thailand 3.01%
Airports of Thailand PCL	17,700	205,386
Kasikornbank PCL	38,400	218,867
		424,253
United States 1.97%
Southern Copper Corp.	10,774	278,185
TOTAL COMMON STOCKS (Cost $12,363,628)		13,376,990

PREFERRED STOCKS 2.23%

Brazil 2.23%
Itau Unibanco Holding SA	28,462	315,275
TOTAL PREFERRED STOCKS (Cost $273,974)		315,275

The accompanying notes are an integral part of these financial statements.

Geneva Emerging Markets Fund
Schedule of Investments (Continued)
August 31, 2016

	Shares	Value
SHORT-TERM INVESTMENTS 2.79%
Money Market Fund 2.79%
Fidelity Institutional Government Portfolio	393,016	$393,016
TOTAL SHORT-TERM INVESTMENTS
(Cost $393,016)		393,016

Total Investments (Cost $13,030,618) 99.85%		14,085,281
Other Assets in Excess of Liabilities 0.15%		21,435
TOTAL NET ASSETS 100.00%		$14,106,716

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
Bhd	Berhad is a term to indicate a private limited company in Malaysia.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PCL	Public Company Limited is a publicly traded company, which signifies that shareholders have limited liability.
PJSC	Public Joint Stock Company is a term in which a company whose stock is owned jointly by its shareholders.
PT	Perseroan Terbuka is an Indonesian term for a limited liability company.
SA	Abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima Busastil de Capital Variable is a term for a publicly traded company in Mexico.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities
August 31, 2016

	All Cap	Equity	International
	Growth Fund	Income Fund	Growth Fund
ASSETS
Investments, at value (cost $93,627,848,
$80,901,439, and $17,002,993, respectively)	$144,186,643	$103,604,756	$18,879,775
Receivable for Fund shares sold	160,313	95,234	—
Dividends and interest receivable	39,207	193,941	30,406
Cash	—	—	742
Foreign currencies ($—, $—,
and $220,786, respectively)	—	—	219,006
Receivable from Advisor	—	—	6,000
Other assets	15,261	14,022	15,934
TOTAL ASSETS	144,401,424	103,907,953	19,151,863

LIABILITIES
Payable for Fund shares redeemed	493,430	19,465	13,820
Payable for investments purchased	537,485	—	—
Payable to affiliates	48,515	48,287	24,675
Payable to Advisor	79,528	70,936	—
Payable for distribution fees	2,389	3,378	1,261
Payable for shareholder servicing fees	20,163	14,451	3,038
Accrued expenses and other liabilities	41,228	37,326	38,951
TOTAL LIABILITIES	1,222,738	193,843	81,745
NET ASSETS	$143,178,686	$103,714,110	$19,070,118
Net assets consist of:
Paid-in capital	87,058,613	82,794,075	19,398,987
Accumulated net investment income (loss)	(670,539)	298,116	67,638
Accumulated net realized gain (loss)	6,231,817	(2,081,398)	(2,271,457)
Net unrealized appreciation (depreciation) on:
Investments	50,558,795	22,703,317	1,876,782
Foreign currency translation	—	—	(1,832)
NET ASSETS	$143,178,686	$103,714,110	$19,070,118
CLASS R SHARES
Net assets	$5,219,051	$2,172,511	$269,693
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	204,862	69,700	12,678
Net asset value, redemption price and
offering price per share(1)	$25.48	$31.17	$21.27
CLASS I SHARES
Net assets	$137,959,635	$101,541,599	$18,800,425
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5,241,692	3,245,557	873,011
Net asset value, redemption price and
offering price per share(1)	$26.32	$31.29	$21.54

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities (Continued)
August 31, 2016

	Small Cap	Emerging
	Opportunities	Markets
	Fund	Fund
ASSETS
Investments, at value (cost $10,567,357 and
$13,030,618, respectively)	$11,883,547	$14,085,281
Receivable for Fund shares sold	1,000	—
Dividends and interest receivable	2,789	6,897
Cash	—	—
Foreign currencies ($— and $49,983, respectively)	—	49,302
Receivable from Advisor	9,902	9,076
Other assets	15,672	15,392
TOTAL ASSETS	11,912,910	14,165,948

LIABILITIES
Payable for Fund shares redeemed	95,749	—
Payable for investments purchased	—	—
Payable to affiliates	19,810	30,056
Payable to Advisor	—	—
Payable for distribution fees	184	137
Payable for shareholder servicing fees	745	238
Accrued expenses and other liabilities	34,241	28,801
TOTAL LIABILITIES	150,729	59,232
NET ASSETS	$11,762,181	$14,106,716
Net assets consist of:
Paid-in capital	12,490,827	13,769,271
Accumulated net investment income (loss)	(30,907)	(4,632)
Accumulated net realized gain (loss)	(2,013,929)	(711,918)
Net unrealized appreciation (depreciation) on:
Investments	1,316,190	1,054,663
Foreign currency translation	—	(668)
NET ASSETS	$11,762,181	$14,106,716
CLASS R SHARES
Net assets	$150,805	$82,842
Shares of beneficial interest outstanding (unlimited number
of shares authorized, $0.001 par value)	7,508	4,906
Net asset value, redemption price and offering price per share(1)	$20.09	$16.89
CLASS I SHARES
Net assets	$11,611,376	$14,023,874
Shares of beneficial interest outstanding (unlimited number
of shares authorized, $0.001 par value)	572,900	826,190
Net asset value, redemption price and offering price per share(1)	$20.27	$16.97

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations
For the Year Ended August 31, 2016

	All Cap	Equity	International
	Growth Fund	Income Fund	Growth Fund
INVESTMENT INCOME
Dividend income(1)	$519,154	$2,454,127	$317,464
Interest income	7,309	28,292	740
TOTAL INVESTMENT INCOME	526,463	2,482,419	318,204

EXPENSES
Management fees	1,623,172	2,016,084	205,442
Administration fees	152,547	185,187	58,754
Fund accounting fees	63,064	69,077	54,785
Federal and state registration fees	62,441	38,183	18,650
Distribution fees - Class R shares	49,160	12,629	2,083
Transfer agent fees and expenses	42,419	170,458	16,849
Audit and tax fees	30,878	24,878	28,857
Shareholder servicing fees - Class R shares	17,332	4,142	833
Custody fees	16,879	21,499	18,216
Chief Compliance Officer fees	11,990	9,431	8,503
Legal fees	8,560	8,962	7,124
Reports to shareholders	7,857	15,460	—
Trustees’ fees	5,622	5,622	5,578
Interest expense	3,731	1,593	646
Other expenses	10,229	13,667	5,404
TOTAL EXPENSES	2,105,881	2,596,872	431,724
Less waivers and reimbursement
by Advisor (Note 4)	(410,399)	(561,552)	(222,725)
NET EXPENSES	1,695,482	2,035,320	208,999

NET INVESTMENT INCOME (LOSS)	(1,169,019)	447,099	109,205

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	6,990,603	(330,155)	(837,504)
Net realized loss on foreign currency translation	—	—	(38,126)
Net change in unrealized appreciation on:
Investments	1,421,297	1,871,719	1,545,396
Net foreign currency translation	—	—	84,127
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	8,411,900	1,541,564	753,893
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$7,242,881	$1,988,663	$863,098

(1)	Net of $1,625, $11,579, and $30,414 in foreign withholding tax and issuance fees for the All Cap Growth Fund, Equity Income Fund, and International Growth Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations (Continued)
For the Year Ended August 31, 2016

	Small Cap	Emerging
	Opportunities	Markets
	Fund	Fund
INVESTMENT INCOME
Dividend income(1)	$37,036	$90,644
Interest income	1,315	824
TOTAL INVESTMENT INCOME	38,351	91,468

EXPENSES
Management fees	133,855	69,920
Administration fees	43,127	61,067
Fund accounting fees	33,089	56,955
Federal and state registration fees	18,583	26,059
Distribution fees - Class R shares	971	414
Transfer agent fees and expenses	18,315	15,590
Audit and tax fees	27,801	22,162
Shareholder servicing fees - Class R shares	388	166
Custody fees	14,324	22,999
Chief Compliance Officer fees	9,003	9,005
Legal fees	9,563	8,600
Reports to shareholders	1,139	47
Trustees’ fees	5,622	5,622
Interest expense	—	—
Other expenses	4,703	4,429
TOTAL EXPENSES	320,483	303,035
Less waivers and reimbursement by Advisor (Note 4)	(213,716)	(232,535)
NET EXPENSES	106,767	70,500

NET INVESTMENT INCOME (LOSS)	(68,416)	20,968

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,546,180)	(521,075)
Net realized loss on foreign currency translation	—	(5,650)
Net change in unrealized appreciation on:
Investments	1,913,139	1,274,869
Net foreign currency translation	—	51,658
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	366,959	799,802
NET INCREASE IN NET ASSETS FROM OPERATIONS	$298,543	$820,770

(1)	Net of $977, and $12,651 in foreign withholding tax and issuance fees for the Small Cap Opportunities Fund and Emerging Markets Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
FROM OPERATIONS
Net investment loss	$(1,169,019)	$(1,556,897)
Net realized gain on investments	6,990,603	14,283,547
Net realized loss on foreign currency translation	—	(55)
Net change in unrealized
appreciation (depreciation) on investments	1,421,297	(9,912,856)
Net increase in net assets from operations	7,242,881	2,813,739

FROM DISTRIBUTIONS
Net realized gain on investments - Class R	(2,179,682)	(3,626,521)
Net realized gain on investments - Class I	(10,709,644)	(15,598,126)
Net decrease in net assets resulting from distributions paid	(12,889,326)	(19,224,647)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	1,536,789	2,916,968
Proceeds from shares sold - Class I	31,084,459	34,630,662
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	2,167,256	3,602,427
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	9,976,690	13,328,600
Payments for shares redeemed - Class R(1)	(23,353,346)	(10,105,287)
Payments for shares redeemed - Class I(2)	(34,508,516)	(58,267,416)
Net decrease in net assets from capital share transactions	(13,096,668)	(13,894,046)
TOTAL DECREASE IN NET ASSETS	(18,743,113)	(30,304,954)

NET ASSETS:
Beginning of Year	161,921,799	192,226,753
End of Year	$143,178,686	$161,921,799
ACCUMULATED NET INVESTMENT LOSS	$(670,539)	$(5,236,623)

(1)	Net of redemption fees of $199 and $521 for the year ended August 31, 2016 and August 31, 2015, respectively.
(2)	Net of redemption fees of $3,728 and $6,397 for the year ended August 31, 2016 and August 31, 2015, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
FROM OPERATIONS
Net investment income	$447,099	$2,095,992
Net realized gain (loss) on investments	(330,155)	2,061,336
Net change in unrealized
appreciation (depreciation) on investments	1,871,719	(18,152,444)
Net increase (decrease) in net assets from operations	1,988,663	(13,995,116)

FROM DISTRIBUTIONS
Net investment income - Class R	(29,496)	(101,156)
Net investment income - Class I	(1,743,116)	(3,684,200)
Net realized gain on investments - Class R	(56,806)	(164,070)
Net realized gain on investments - Class I	(2,111,519)	(4,761,033)
Net decrease in net assets resulting from distributions paid	(3,940,937)	(8,710,459)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	392,939	1,121,569
Proceeds from shares sold - Class I	31,663,339	69,932,036
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	85,216	262,913
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	3,670,862	7,999,287
Payments for shares redeemed - Class R(1)	(4,456,163)	(2,443,594)
Payments for shares redeemed - Class I(2)	(153,996,275)	(60,051,194)
Net increase (decrease) in net assets
from capital share transactions	(122,640,082)	16,821,017
TOTAL DECREASE IN NET ASSETS	(124,592,356)	(5,884,558)

NET ASSETS:
Beginning of Year	228,306,466	234,191,023
End of Year	$103,714,110	$228,306,466
ACCUMULATED NET INVESTMENT INCOME	$298,116	$386,592

(1)	Net of redemption fees of $13 and $361 for the year ended August 31, 2016 and August 31, 2015, respectively.
(2)	Net of redemption fees of $1 and $10,447 for the year ended August 31, 2016 and August 31, 2015, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
FROM OPERATIONS
Net investment income (loss)	$109,205	$(28,603)
Net realized loss on investments	(837,504)	(1,017,654)
Net realized loss on foreign currency translation	(38,126)	(2,738)
Net change in unrealized appreciation (depreciation) on:
Investments	1,545,396	(2,285,295)
Foreign currency translation	84,127	(85,951)
Net increase (decrease) in net assets from operations	863,098	(3,420,241)

FROM DISTRIBUTIONS
Net investment income - Class R	—	(572)
Net investment income - Class I	—	(18,582)
Net decrease in net assets resulting from distributions paid	—	(19,154)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	75,925	313,587
Proceeds from shares sold - Class I	3,949,039	6,819,868
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	—	572
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	—	18,489
Payments for shares redeemed - Class R(1)	(805,377)	(499,891)
Payments for shares redeemed - Class I(2)	(4,102,758)	(16,353,354)
Net decrease in net assets from capital share transactions	(883,171)	(9,700,729)
TOTAL DECREASE IN NET ASSETS	(20,073)	(13,140,124)

NET ASSETS:
Beginning of Year	19,090,191	32,230,315
End of Year	$19,070,118	$19,090,191
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$67,638	$(40,349)

(1)	Net of redemption fees of $0 and $197 for the year ended August 31, 2016 and August 31, 2015, respectively.
(2)	Net of redemption fees of $18 and $1,377 for the year ended August 31, 2016 and August 31, 2015, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
FROM OPERATIONS
Net investment loss	$(68,416)	$(46,222)
Net realized loss on investments	(1,546,180)	(104,670)
Net change in unrealized
appreciation (depreciation) on investments	1,913,139	(606,024)
Net increase (decrease) in net assets from operations	298,543	(756,916)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	148,092	244,738
Proceeds from shares sold - Class I	4,806,573	11,440,823
Payments for shares redeemed - Class R(1)	(422,439)	(68,671)
Payments for shares redeemed - Class I(2)	(5,549,068)	(314,168)
Net increase (decrease) in net assets
from capital share transactions	(1,016,842)	11,302,722
TOTAL INCREASE (DECREASE) IN NET ASSETS	(718,299)	10,545,806

NET ASSETS:
Beginning of Year	12,480,480	1,934,674
End of Year	$11,762,181	$12,480,480
ACCUMULATED NET INVESTMENT LOSS	$(30,907)	$(58,594)

(1)	Net of redemption fees of $0 and $92 for the year ended August 31, 2016 and August 31, 2015, respectively.
(2)	Net of redemption fees of $144 and $1,968 for the year ended August 31, 2016 and August 31, 2015, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Emerging Markets Fund
Statements of Changes in Net Assets

	Year Ended	Period Ended
	August 31, 2016	August 31, 2015(1)
FROM OPERATIONS
Net investment income	$20,968	$4,496
Net realized loss on investments	(521,075)	(214,477)
Net realized loss on foreign currency translation	(5,650)	(1,447)
Net change in unrealized appreciation (depreciation) on:
Investments	1,274,869	(220,206)
Foreign currency translation	51,658	(52,326)
Net increase (decrease) in net assets from operations	820,770	(483,960)

FROM DISTRIBUTIONS
Net investment income - Class I	(3,049)	—
Net decrease in net assets resulting from distributions paid	(3,049)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	21,603	254,924
Proceeds from shares sold - Class I	12,256,223	2,737,503
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	2,380	—
Payments for shares redeemed - Class R(2)	(131,068)	(36,408)
Payments for shares redeemed - Class I(3)	(703,286)	(628,916)
Net increase in net assets from capital share transactions	11,445,852	2,327,103
TOTAL INCREASE IN NET ASSETS	12,263,573	1,843,143

NET ASSETS:
Beginning of Year	1,843,143	—
End of Year	$14,106,716	$1,843,143
ACCUMULATED NET INVESTMENT INCOME	$(4,632)	$4,496

(1)	The Emerging Markets Fund commenced operations on November 26, 2014.
(2)	Net of redemption fees of $0 and $118 for the year ended August 31, 2016 and August 31, 2015, respectively.
(3)	Net of redemption fees of $1,618 and $607 for the year ended August 31, 2016 and August 31, 2015, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended August 31,
	2016	2015		2014	2013	2012
Net Asset Value,
Beginning of Period	$26.08	$28.75		$25.59	$22.12	$22.69

Income (loss) from
investment operations:
Net investment loss(1)	(0.27)	(0.33)		(0.37)	(0.14)	(0.24)
Net realized and unrealized
gain (loss) on investments	1.84	0.93		3.53	3.61	(0.34)
Total from investment operations	1.57	0.60		3.16	3.47	(0.58)
Less distributions paid:
From net realized gain
on investments	(2.17)	(3.27)		—	—	—
Total distributions paid	(2.17)	(3.27)		—	—	—
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)	0.01
Net Asset Value, End of Period	$25.48	$26.08		$28.75	$25.59	$22.12
Total Return	6.17%	2.27%		12.35%	15.69%	(2.51)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$5,219	$26,951		$33,299	$56,488	$51,033
Ratio of expenses to average
net assets before waiver
and reimbursements	1.70%	1.71	%(3)	1.63%	1.70%	1.71%
Ratio of expenses to average
net assets after waiver
and reimbursements	1.45%	1.46	%(3)	1.46%	1.45%	1.45%
Ratio of net investment loss
to average net assets before
waiver and reimbursements	(1.37)%	(1.46)%		(1.50)%	(0.84)%	(1.35)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements	(1.12)%	(1.21)%		(1.33)%	(0.59)%	(1.09)%
Portfolio turnover rate	46.4%	53.6%		73.2%	89.3%	102.2%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Less than $0.005 per share.
(3)
The ratio of expenses to average net assets includes interest expense.  The before waiver and expensive reimbursement and after waiver and expense reimbursement ratios excluding interest expense were 1.70% and 1.45%, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended August 31,
	2016	2015		2014	2013	2012
Net Asset Value,
Beginning of Period	$26.78	$29.34		$26.03	$22.42	$22.91

Income (loss) from
investment operations:
Net investment loss(1)	(0.19)	(0.24)		(0.29)	(0.06)	(0.16)
Net realized and unrealized
gain (loss) on investments	1.90	0.95		3.60	3.67	(0.33)
Total from investment operations	1.71	0.71		3.31	3.61	(0.49)
Less distributions paid:
From net realized gain
on investments	(2.17)	(3.27)		—	—	—
Total distributions paid	(2.17)	(3.27)		—	—	—
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$26.32	$26.78		$29.34	$26.03	$22.42
Total Return	6.54%	2.63%		12.72%	16.10%	(2.14)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$137,960	$134,970		$158,927	$194,844	$192,219
Ratio of expenses to average
net assets before waiver
and reimbursements	1.38%	1.36	%(3)	1.33%	1.35%	1.36%
Ratio of expenses to average
net assets after waiver
and reimbursements	1.10%	1.11	%(3)	1.10%	1.10%	1.10%
Ratio of net investment loss
to average net assets before
waiver and reimbursements	(1.02)%	(1.11)%		(1.26)%	(0.50)%	(1.00)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements	(0.74)%	(0.86)%		(1.03)%	(0.25)%	(0.74)%
Portfolio turnover rate	46.4%	53.6%		73.2%	89.3%	102.2%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Less than $0.005 per share.
(3)
The ratio of expenses to average net assets includes interest expense.  The before waiver and expensive reimbursement and after waiver and expense reimbursement ratios excluding interest expense were 1.35% and 1.10%, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended August 31,
	2016	2015	2014	2013	2012
Net Asset Value,
Beginning of Period	$30.65	$33.63	$28.90	$25.90	$23.34

Income (loss) from
investment operations:
Net investment income(1)	0.00	0.18	0.30	0.30	0.27
Net realized and unrealized
gain (loss) on investments	1.00	(2.03)	6.30	2.89	2.59
Total from investment operations	1.00	(1.85)	6.60	3.19	2.86
Less distributions paid:
From net investment income	(0.18)	(0.43)	(0.45)	(0.19)	(0.30)
From net realized gain
on investments	(0.30)	(0.70)	(1.42)	—	0.00 (2)
Total distributions paid	(0.48)	(1.13)	(1.87)	(0.19)	(0.30)
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$31.17	$30.65	$33.63	$28.90	$25.90
Total Return	3.32%	(5.75)%	23.45%	12.36%	12.30%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$2,173	$6,145	$7,808	$6,253	$4,831
Ratio of expenses to average
net assets before waiver
and reimbursements	1.75%	1.71%	1.72%	1.75%	1.83%
Ratio of expenses to average
net assets after waiver
and reimbursements	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income
(loss) to average net assets before
waiver and reimbursements	(0.30)%	0.27%	0.67%	0.76%	0.69%
Ratio of net investment income
to average net assets after
waiver and reimbursements	0.00%	0.53%	0.95%	1.06%	1.07%
Portfolio turnover rate	41.2%	52.4%	66.9%	88.0%	69.1%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended August 31,
	2016	2015	2014	2013	2012
Net Asset Value,
Beginning of Period	$30.76	$33.73	$28.98	$25.98	$23.39

Income (loss) from
investment operations:
Net investment income(1)	0.08	0.30	0.40	0.39	0.35
Net realized and unrealized
gain (loss) on investments	1.04	(2.04)	6.33	2.91	2.59
Total from investment operations	1.12	(1.74)	6.73	3.30	2.94
Less distributions paid:
From net investment income	(0.29)	(0.53)	(0.56)	(0.30)	(0.35)
From net realized gain
on investments	(0.30)	(0.70)	(1.42)	—	0.00 (2)
Total distributions paid	(0.59)	(1.23)	(1.98)	(0.30)	(0.35)
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$31.29	$30.76	$33.73	$28.98	$25.98
Total Return	3.71%	(5.42)%	23.88%	12.76%	12.66%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$101,542	$222,162	$226,383	$108,421	$87,750
Ratio of expenses to average
net assets before waiver
and reimbursements	1.41%	1.37%	1.37%	1.40%	1.47%
Ratio of expenses to average
net assets after waiver
and reimbursements	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income
(loss) to average net assets before
waiver and reimbursements	(0.06)%	0.62%	0.99%	1.10%	1.03%
Ratio of net investment income
to average net assets after
waiver and reimbursements	0.25%	0.89%	1.26%	1.40%	1.40%
Portfolio turnover rate	41.2%	52.4%	66.9%	88.0%	69.1%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

				Period Ended
	Year Ended August 31,			August 31,
	2016	2015	2014	2013(1)
Net Asset Value, Beginning of Period	$20.34	$23.38	$20.49	$20.00

Income (loss) from investment operations:
Net investment income (loss)(2)	0.07	(0.10)	(0.06)	(0.03)
Net realized and unrealized
gain (loss) on investments	0.86	(2.93)	2.95	0.52
Total from investment operations	0.93	(3.03)	2.89	0.49

Less distributions paid:
From net investment income	—	(0.01)	—	—
Total distributions paid	—	(0.01)	—	—
Paid-in capital from redemption fees (Note 2)	—	0.00 (3)	0.00 (3)	—
Net Asset Value, End of Period	$21.27	$20.34	$23.38	$20.49
Total Return(4)	4.57%	(12.96)%	14.10%	2.45%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$270	$989	$1,340	$416
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.65%	2.46%	2.29%	17.90%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.45%	1.45%	1.45%	1.45%
Ratio of net investment loss to average net
assets before waiver and reimbursements(5)	(0.86)%	(1.45)%	(1.12)%	(17.01)%
Ratio of net investment income (loss) to average
net assets after waiver and reimbursements(5)	0.34%	(0.45)%	(0.28)%	(0.56)%
Portfolio turnover rate(4)	60.5%	71.0%	73.6%	11.9%

(1)	The Fund commenced operations on May 30, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

				Period Ended
	Year Ended August 31,			August 31,
	2016	2015	2014	2013(1)
Net Asset Value, Beginning of Period	$20.51	$23.51	$20.52	$20.00

Income (loss) from investment operations:
Net investment income (loss)(2)	0.12	(0.02)	0.01	(0.02)
Net realized and unrealized
gain (loss) on investments	0.91	(2.96)	2.95	0.54
Total from investment operations	1.03	(2.98)	2.96	0.52

Less distributions paid:
From net investment income	—	(0.02)	—	—
Total distributions paid	—	(0.02)	—	—
Paid-in capital from redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.03	—
Net Asset Value, End of Period	$21.54	$20.51	$23.51	$20.52
Total Return(4)	5.02%	(12.69)%	14.57%	2.60%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$18,800	$18,101	$30,890	$10,871
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.30%	2.09%	1.94%	6.81%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net
assets before waiver and reimbursements(5)	(0.60)%	(1.09)%	(0.78)%	(6.07)%
Ratio of net investment income (loss) to average
net assets after waiver and reimbursements(5)	0.60%	(0.10)%	0.05%	(0.37)%
Portfolio turnover rate(4)	60.5%	71.0%	73.6%	11.9%

(1)	The Fund commenced operations on May 30, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

				Period Ended
	Year Ended August 31,			August 31,
	2016		2015	2014(1)
Net Asset Value, Beginning of Period	$19.45		$18.26	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.18)		(0.24)	(0.16)
Net realized and unrealized gain (loss) on investments	0.82		1.42	(1.58)
Total from investment operations	0.64		1.18	(1.74)

Less distributions paid:
Paid-in capital from redemption fees (Note 2)	—		0.01	—
Net Asset Value, End of Period	$20.09		$19.45	$18.26
Total Return(3)	3.29%		6.52%	(8.70)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$151		$425	$245
Ratio of expenses to average net assets
before waiver and reimbursements(4)	3.28%		6.07%	15.30%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.30	%(5)	1.55%	1.55%
Ratio of net investment loss to average net
assets before waiver and reimbursements(4)	(2.93)%		(5.70)%	(15.02)%
Ratio of net investment loss to average net
assets after waiver and reimbursements(4)	(0.95)%		(1.19)%	(1.27)%
Portfolio turnover rate(3)	82.3%		48.6%	156.5%

(1)	The Fund commenced operations on December 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.
(5)	Effective January 1, 2016, the expense cap was lowered to 1.15% from 1.55%.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

				Period Ended
	Year Ended August 31,			August 31,
	2016		2015	2014(1)
Net Asset Value, Beginning of Period	$19.56		$18.30	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.11)		(0.18)	(0.12)
Net realized and unrealized gain (loss) on investments	0.82		1.43	(1.58)
Total from investment operations	0.71		1.25	(1.70)

Less distributions paid:
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.01	—
Net Asset Value, End of Period	$20.27		$19.56	$18.30
Total Return(4)	3.63%		6.89%	(8.50)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$11,611		$12,055	$1,690
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.86%		4.84%	11.14%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	0.94	%(6)	1.20%	1.20%
Ratio of net investment loss to average net
assets before waiver and reimbursements(5)	(2.52)%		(4.48)%	(10.89)%
Ratio of net investment loss to average net
assets after waiver and reimbursements(5)	(0.60)%		(0.84)%	(0.95)%
Portfolio turnover rate(4)	82.3%		48.6%	156.5%

(1)	The Fund commenced operations on December 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.
(6)	Effective January 1, 2016, the expense cap was lowered to 0.80% from 1.20%.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Emerging Markets Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Period Ended
	August 31,	August 31,
	2016	2015(1)
Net Asset Value, Beginning of Period	$15.37	$20.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	1.57	(4.67)
Total from investment operations	1.52	(4.65)

Less distributions paid:
Paid-in capital from redemption fees (Note 2)	—	0.02
Net Asset Value, End of Period	$16.89	$15.37
Total Return(3)	9.89%	(23.15)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$83	$182
Ratio of expenses to average net assets
before waiver and reimbursements(4)	8.59%	16.02%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.60%	1.60%
Ratio of net investment loss to average net
assets before waiver and reimbursements(4)	(7.33)%	(14.24)%
Ratio of net investment income (loss) to average net
assets after waiver and reimbursements(4)	(0.34)%	0.17%
Portfolio turnover rate(3)	94.0%	70.6%

(1)	The Fund commenced operations on November 26, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Emerging Markets Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Period Ended
	August 31,	August 31,
	2016	2015(1)
Net Asset Value, Beginning of Period	$15.39	$20.00

Income (loss) from investment operations:
Net investment income(2)	0.06	0.05
Net realized and unrealized gain (loss) on investments	1.53	(4.66)
Total from investment operations	1.59	(4.61)

Less distributions paid:
From net investment income	(0.01)	—
Total distributions paid	(0.01)	—
Paid-in capital from redemption fees (Note 2)	0.00 (3)	0.01
Net Asset Value, End of Period	$16.97	$15.39
Total Return(4)	10.34%	(23.05)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$14,024	$1,661
Ratio of expenses to average net assets
before waiver and reimbursements(5)	5.32%	17.37%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.25%	1.25%
Ratio of net investment loss to average net
assets before waiver and reimbursements(5)	(3.67)%	(15.74)%
Ratio of net investment income to average net
assets after waiver and reimbursements(5)	0.40%	0.38%
Portfolio turnover rate(4)	94.0%	70.6%

(1)	The Fund commenced operations on November 26, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Notes to Financial Statements
August 31, 2016

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust.  The investment objective of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Fund”), the Geneva Advisors International Growth Fund (the “International Growth Fund”), the Geneva Advisors Small Cap Opportunities Fund (the “Small Cap Opportunities Fund”) and the Geneva Advisors Emerging Markets Fund (the “Emerging Markets Fund”) is long-term capital appreciation.  The investment objective of the Geneva Advisors Equity Income Fund (the “Equity Income Fund”) is current income, with a secondary objective of modest capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund currently offers Class R shares and Class I shares.  The two classes differ principally in their respective distribution expenses.  Each class of shares has identical rights and privileges except with respect to the distribution expenses and voting rights on matters affecting a single share class.  The All Cap Growth Fund commenced operations on September 28, 2007.  The Equity Income Fund commenced operations on April 30, 2010.  The International Growth Fund commenced operations on May 30, 2013.  The Small Cap Opportunities Fund commenced operations December 27, 2013.  The Emerging Markets Fund commenced operations on November 26, 2014.  Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Advisors, LLC (the “Advisor”).  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

Fund securities listed on the NASDAQ Stock Market, LLC. (“NASDAQ”) will be valued at its last sales price on that exchange on the date as of which assets are valued.  Where a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day, or at the latest sale price on the “composite market” (defined as the consolidation of the trade information provided by national and foreign securities exchanges and over-the-counter markets as published by an approved pricing service (a “Pricing Service”) for the day such security is being valued.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Funds calculate their net asset value (“NAV”), whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board will regularly evaluate whether the Funds fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and set out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhance disclosure regarding the inputs and valuation techniques used to measure fair value and those instances as well as expanded disclosure of valuation level for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2016:

All Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$139,463,281	$—	$—	$139,463,281
Real Estate
Investment Trusts	3,923,251	—	—	3,923,251
Total Equity	143,386,532	—	—	143,386,532
Short-Term Investments	800,111	—	—	800,111
Total Investments
in Securities	$144,186,643	$—	$—	$144,186,643

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$88,593,196	$—	$—	$88,593,196
Real Estate
Investment Trusts	13,682,807	—	—	13,682,807
Total Equity	102,276,003	—	—	102,276,003
Short-Term Investments	1,328,753	—	—	1,328,753
Total Investments
in Securities	$103,604,756	$—	$—	$103,604,756

International Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$8,045,809	$10,060,555	$—	$18,106,364
Preferred Stock(1)	—	374,094	—	374,094
Total Equity	8,045,809	10,434,649	—	18,480,458
Short-Term Investments	399,317	—	—	399,317
Total Investments
in Securities	$8,445,126	$10,434,649	$—	$18,879,775

Small Cap Opportunities Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$11,172,021	$—	$—	$11,172,021
Real Estate
Investment Trusts	138,844	—	—	138,844
Total Equity	11,310,865	—	—	11,310,865
Short-Term Investments	572,682	—	—	572,682
Total Investments
in Securities	$11,883,547	$—	$—	$11,883,547

Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$6,322,152	$7,054,838	$—	$13,376,990
Preferred Stock(1)	315,275	—	—	315,275
Total Equity	6,637,427	7,054,838	—	13,692,265
Short-Term Investments	393,016	—	—	393,016
Total Investments
in Securities	$7,030,443	$7,054,838	$—	$14,085,281

(1)	See the Schedule of Investments for industry or geographic classifications.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

Transfers between Levels are recognized as of the end of the financial reporting period. There were no significant transfers between levels for the Funds.
The Funds did not hold any Level 3 securities throughout the period. The Funds did not hold any derivative instruments throughout the year.
(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds charge a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. The following table details redemption fees retained by the Funds.

	Period Ended	Period Ended
	August 31, 2016	August 31, 2015
All Cap Growth Fund
Class R	$199	$521
Class I	3,728	6,397
Equity Income Fund
Class R	13	361
Class I	1	10,447
International Growth Fund
Class R	—	197
Class I	18	1,377
Small Cap Opportunities Fund
Class R	—	92
Class I	144	1,968
Emerging Markets Fund
Class R	—	118
Class I	1,618	607

(f)	Expenses

Expenses associated with a specific Fund in the Trust are charged to that Fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution (12b-1) and service fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters
The tax character of distributions paid to shareholders were as follows(1):

	Ordinary Income	Long-Term Capital Gains
All Cap Growth Fund
Year Ended August 31, 2016	$—	$12,889,326
Year Ended August 31, 2015	$—	$19,224,647

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

	Ordinary Income	Long-Term Capital Gains
Equity Income Fund
Year Ended August 31, 2016	$1,772,665	$2,168,272
Year Ended August 31, 2015	$3,785,356	$4,925,103

	Ordinary Income	Long-Term Capital Gains
International Growth Fund
Year Ended August 31, 2016	$—	$—
Year Ended August 31, 2015	$19,154	$—

	Ordinary Income	Long-Term Capital Gains
Emerging Markets Fund
Year Ended August 31, 2016	$3,049	$—
Period Ended August 31, 2015	$—	$—

(1)	There were no distributions paid to shareholders of the Small Cap Opportunities Fund during the fiscal years ended August 31, 2016 and August 31, 2015.

As of August 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

	All Cap	Equity
	Growth Fund	Income Fund
Cost basis of investments for
federal income tax purposes	$93,825,835	$79,542,625
Gross tax unrealized appreciation	50,849,606	25,368,370
Gross tax unrealized depreciation	(488,798)	(1,306,239)
Net tax unrealized appreciation	50,360,808	24,062,131
Undistributed ordinary income	—	268,995
Undistributed long-term capital gain	6,429,804	—
Total distributable earnings	6,429,804	268,995
Other accumulated losses	(670,539)	(3,411,091)
Total accumulated gains	$56,120,073	$20,920,035

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

		Small Cap	Emerging
	International	Opportunities	Markets
	Growth Fund	Fund	Fund
Cost basis of investments for
federal income tax purposes	$17,079,990	$10,778,904	$13,110,952
Gross tax unrealized appreciation	2,339,756	1,695,184	1,212,551
Gross tax unrealized depreciation	(539,971)	(590,541)	(238,222)
Net tax unrealized
appreciation (depreciation)	1,799,785	1,104,643	974,329
Undistributed ordinary income	67,638	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	67,638	—	—
Other accumulated losses	(2,196,292)	(1,833,289)	(636,884)
Total accumulated gains (losses)	$(328,869)	$(728,646)	$337,445

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and partnership basis adjustments.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended August 31, 2016, the following table shows the reclassifications made:

			International	Small Cap	Emerging
	All Cap	Equity	Growth	Opportunities	Markets
	Growth Fund	Income Fund	Fund	Fund	Fund
Undistributed
Net Investment
Income (Loss)	$1,457,168	$1,182,578	$(26,848)	$76,750	$(25,600)
Accumulated
Net Realized
Gain (Loss)	—	(1,230,312)	26,848	—	29,284
Paid-in Capital	(1,457,168)	47,734	—	(76,750)	(3,684)

At August 31, 2016, the Emerging Markets, Equity Income, International Growth and Small Cap Opportunities Funds had short-term capital losses of $220,226, $1,306,799, $1,379,618 and $764,025, respectively, which will be carried forward indefinitely to offset future realized capital gains.

At August 31, 2016, the following funds deferred, on a tax basis, late-year ordinary losses and post-October capital losses of:

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

	Ordinary Late	Post-October
	Year Loss	Capital Loss
All Cap Growth Fund	$670,539	$—
Equity Income Fund	—	—
International Growth Fund	—	814,842
Small Cap Opportunities Fund	30,907	1,038,357
Emerging Markets Fund	4,632	411,358

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of August 31, 2016.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2016.  At August 31, 2016, the fiscal years 2013-2016 remain open to examination for the All Cap Growth Fund and the Equity Income Fund in each Fund’s major tax jurisdictions.  The fiscal years 2013-2016 remain open to examination for the International Growth Fund in the Fund’s major tax jurisdictions.  The fiscal years 2014-2016 remain open to examination for the Small Cap Opportunities Fund in the Fund’s major tax jurisdictions.  The fiscal year 2015-2016 remains open to examination for the Emerging Markets Fund in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following annual rates based on each Funds’ average daily net assets:

Rate
All Cap Growth Fund	1.10%
Equity Income Fund	1.10%
International Growth Fund	1.10%
Small Cap Opportunities Fund	1.20%
Emerging Markets Fund	1.25%

The Advisor has agreed to waive its management fee and/or reimburse each Fund’s other expenses through the expiration dates listed below, at the discretion of the Advisor and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, acquired fund fees and expenses, extraordinary and non-recurring expenses such as litigation) do not exceed each Fund’s Expense Limitation Cap, listed below, of each Fund’s average daily net assets.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

	Expense Limitation Cap
	Class R	Class I	Expiration Date
All Cap Growth Fund	1.45%	1.10%	December 29, 2016
Equity Income Fund	1.45%	1.10%	December 29, 2016
International Growth Fund	1.45%	1.10%	December 29, 2016
Small Cap Opportunities Fund*	1.15%	0.80%	December 31, 2018
Emerging Markets Fund	1.60%	1.25%	November 24, 2017

*
Prior to January 1, 2016 the expense limitation was 1.55% and 1.20% for Class R and Class I, respectively.  The ratios noted will be in effect until December 31, 2016.  The ratios for Class R shares and Class I shares will increase to 1.35% and 1.00%, respectively, until December 31, 2017.  The ratios for Class R shares and Class I shares will increase to 1.55% and 1.20%, respectively, until December 31, 2018.

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	All Cap	Equity	International	Small Cap	Emerging
	Growth	Income	Growth	Opportunities	Markets
	Fund	Fund	Fund	Fund	Fund
August 31, 2017	$583,375	$522,690	$233,519	$130,117	$—
August 31, 2018	425,449	648,625	253,291	199,489	197,427
August 31, 2019	410,399	561,552	222,725	213,716	232,535

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class R shares for services to prospective Fund shareholders and distribution of Fund shares, and 0.10% of each Fund’s average daily net assets of Class R shares for shareholder servicing.  During the period ended August 31, 2016, the Funds incurred distribution and shareholder servicing fees as follows:

		Shareholder
	Distribution Fees	Servicing Fees
All Cap Growth Fund	$49,160	$17,332
Equity Income Fund	$12,629	$4,142
International Growth Fund	$2,083	$833
Small Cap Opportunities Fund	$971	$388
Emerging Markets Fund	$414	$166

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  Fees and expenses incurred for the year ended August 31, 2016, and owed as of August 31, 2016 are as follows:

Administration	Incurred	Owed
All Cap Growth Fund	$152,547	$24,715
Equity Income Fund	$185,187	$21,072
International Growth Fund	$58,754	$10,323
Small Cap Opportunities Fund	$43,127	$7,986
Emerging Markets Fund	$61,067	$10,703

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended August 31, 2016, and owed as of August 31, 2016 are as follows:

Fund Accounting	Incurred	Owed
All Cap Growth Fund	$63,064	$11,911
Equity Income Fund	$69,077	$10,185
International Growth Fund	$54,785	$9,604
Small Cap Opportunities Fund	$33,089	$5,536
Emerging Markets Fund	$56,955	$9,265

Transfer Agency	Incurred(1)	Owed
All Cap Growth Fund	$42,419	$7,144
Equity Income Fund	$170,197	$12,167
International Growth Fund	$16,849	$1,180
Small Cap Opportunities Fund	$18,224	$2,951
Emerging Markets Fund	$15,590	$3,139

(1)	These amounts do not include sub-transfer agency fees, therefore may not agree to the Statements of Operations.

Custody	Incurred	Owed
All Cap Growth Fund	$16,879	$2,751
Equity Income Fund	$21,499	$2,928
International Growth Fund	$18,216	$2,558
Small Cap Opportunities Fund	$14,324	$1,829
Emerging Markets Fund	$22,999	$5,452

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

The All Cap Growth, Equity Income and International Growth Funds each have a line of credit with US Bank (see Note 9).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer (“CCO”) is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended August 31, 2016, and owed as of August 31, 2016 are as follows:

CCO	Incurred	Owed
All Cap Growth Fund	$11,990	$1,994
Equity Income Fund	$9,431	$1,935
International Growth Fund	$8,503	$1,010
Small Cap Opportunities Fund	$9,003	$1,508
Emerging Markets Fund	$9,005	$1,497

(7)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

All Cap Growth Fund
	Year Ended	Year Ended
Class R	August 31, 2016	August 31, 2015
Shares Sold	62,217	108,636
Shares Issued to Holders in
Reinvestment of Distributions	86,655	140,227
Shares Redeemed	(977,616)	(373,696)
Net Decrease	(828,744)	(124,833)

	Year Ended	Year Ended
Class I	August 31, 2016	August 31, 2015
Shares Sold	1,217,022	1,237,818
Shares Issued to Holders in
Reinvestment of Distributions	386,993	506,405
Shares Redeemed	(1,402,088)	(2,121,270)
Net Increase/(Decrease)	201,927	(377,047)

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

Equity Income Fund
	Year Ended	Year Ended
Class R	August 31, 2016	August 31, 2015
Shares Sold	13,315	33,848
Shares Issued to Holders in
Reinvestment of Distributions	2,841	7,921
Shares Redeemed	(146,959)	(73,413)
Net Decrease	(130,803)	(31,644)

	Year Ended	Year Ended
Class I	August 31, 2016	August 31, 2015
Shares Sold	1,063,231	2,102,403
Shares Issued to Holders in
Reinvestment of Distributions	122,217	240,368
Shares Redeemed	(5,163,081)	(1,831,074)
Net Increase/(Decrease)	(3,977,633)	511,696

International Growth Fund
	Year Ended	Year Ended
Class R	August 31, 2016	August 31, 2015
Shares Sold	3,796	13,837
Shares Issued to Holders in
Reinvestment of Distributions	—	25
Shares Redeemed	(39,773)	(22,520)
Net Decrease	(35,977)	(8,658)

	Year Ended	Year Ended
Class I	August 31, 2016	August 31, 2015
Shares Sold	191,865	297,637
Shares Issued to Holders in
Reinvestment of Distributions	—	823
Shares Redeemed	(201,475)	(729,903)
Net Decrease	(9,610)	(431,443)

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

Small Cap Opportunities Fund
	Year Ended	Year Ended
Class R	August 31, 2016	August 31, 2015
Shares Sold	8,111	11,733
Shares Redeemed	(22,477)	(3,260)
Net Increase/(Decrease)	(14,366)	8,473

	Year Ended	Year Ended
Class I	August 31, 2016	August 31, 2015
Shares Sold	256,149	539,635
Shares Redeemed	(299,435)	(15,801)
Net Increase/(Decrease)	(43,286)	523,834

Emerging Markets Fund
	Year Ended	Period Ended
Class R	August 31, 2016	August 31, 2015(1)
Shares Sold	1,397	13,848
Shares Redeemed	(8,326)	(2,013)
Net Increase/(Decrease)	(6,929)	11,835

	Year Ended	Period Ended
Class I	August 31, 2016	August 31, 2015(1)
Shares Sold	763,813	143,315
Shares Issued to Holders in
Reinvestment of Distributions	152	—
Shares Redeemed	(45,709)	(35,381)
Net Increase	718,256	107,934

(1)	The Emerging Markets Fund commenced operations on November 26, 2014.

(8)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended August 31, 2016 are summarized below.

				Small Cap	Emerging
	All Cap	Equity	International	Opportunities	Markets
	Growth Fund	Income Fund	Growth Fund	Fund	Fund
Purchases	$67,726,063	$71,947,272	$11,126,317	$8,811,808	$16,634,039
Sales	$92,028,229	$192,022,569	$12,353,986	$9,575,512	$5,508,225

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2016

(9)	Line of Credit

At August 31, 2016, the All Cap Growth, Equity Income and International Growth Funds, had lines of credit in the amount of $15,000,000, $10,000,000 and $2,000,000, respectively, which all mature August 11, 2017. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest will be accrued at the prime rate of 3.50% (as of August 31, 2016).  The following table provides information regarding usage of the lines of credit for the year ended August 31, 2016.  There were no outstanding balances on the line of credit as of August 31, 2016.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
All Cap Growth Fund	7	$5,482,571	$3,731	$7,627,000	4/7/2016
Equity Income Fund	2	$8,190,000	$1,593	$8,762,000	5/10/2016
International Growth Fund	36	$184,500	$646	$365,000	1/11/2016

* Interest expense is reported on the Statement of Operations.

(10)	Subsequent Event

On September 28, 2016, the Geneva Equity Income Fund declared and paid a distribution of $2,742 and $210,431 to the Class R and Class I shareholders of record on September 27, 2016, respectively.  Other than the aforementioned events, the Funds have evaluated events and transactions that have occurred subsequent to August 31, 2016 and determined there were no subsequent events that would require recognition or disclosure in financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Geneva Advisors Funds and Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Geneva Advisors Funds, consisting of Geneva Advisors Equity Income Fund, Geneva Advisors All Cap Growth Fund, Geneva Advisors Small Cap Opportunities Fund, Geneva Advisors Emerging Markets Fund, and Geneva Advisors International Growth Fund (collectively, the “Funds”), each portfolios of the diversified series constituting Trust for Professional Managers, as of August 31, 2016, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2016, the results of their operations, changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
October 28, 2016

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 3, 2016 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Fund”), the Geneva Advisors Equity Income Fund (the “Equity Income Fund”), the Geneva Advisors International Growth Fund (the “International Growth Fund”), the Geneva Advisors Small Cap Opportunities Fund (the “Small Cap Opportunities Fund”) and the Geneva Advisors Emerging Markets Fund (the “Emerging Markets Fund”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Geneva Advisors, LLC the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 15, 2016 (the “June 15, 2016 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2017, with respect to the All Cap Growth Fund, the International Growth Fund, the Small Cap Opportunities Fund and the Emerging Markets Fund (each, a “Fund,” and together, the “Funds”), and for an additional term ending January 31, 2017, with respect to the Equity Income Fund.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Robert C. Bridges and John P. Huber, co-portfolio managers of the All Cap Growth Fund and Equity Income Fund, Gordon C. Scott, a co-portfolio manager of the Equity Income Fund, Daniel P. Delany, co-portfolio manager of the International Growth Fund and the Small Cap Opportunities Fund, Matthew K. Scherer, co-portfolio manager of the International Growth Fund, Reiner M. Triltsch co-portfolio manager of the International Growth Fund and the Emerging Markets Fund, James L. Farrell, co-portfolio manager of the Small Cap Opportunities Fund and Eswar C. Menon, co-portfolio manager of the Emerging Markets Fund as well as other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program, and discussed the Adviser’s marketing activity and its continuing commitment to the Funds.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the All Cap Growth Fund and the Equity Income Fund for the year-to-date, one-year, three-year and five-year periods ended April 30, 2016, the performance of the Institutional Class shares of the International Growth Fund, the Small Cap Opportunities Fund and the Emerging Markets Fund for the year-to-date and one-year periods ended April 30, 2016.

In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell 3000 Growth Index for the All Cap Growth Fund, the Russell 1000 Index for the Equity Income Fund, the MSCI All-Cap World Index ex U.S. for the International Growth Fund, the Russell 2000 Growth Index for the Small Cap Opportunities Fund and the MSCI

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

Emerging Markets Index for the Emerging Markets Fund).  The Trustees also compared each Fund’s performance to a peer group of similar funds as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end large growth funds for the All Cap Growth Fund, a peer group of U.S. open-end large blend funds for the Equity Income Fund, a peer group of U.S. open-end foreign large growth funds for the International Growth Fund, a peer group of U.S. open-end small growth funds for the Small Cap Opportunities Fund and a peer group of U.S. open-end diversified emerging markets funds for the Emerging Markets Fund) (each a “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser similar to the Funds in terms of investment strategy.

The Trustees noted that the All Cap Growth Fund’s performance for each of the year-to-date, three-year and five-year periods ended April 30, 2016 was below the Morningstar Peer Group median, further noting the Fund’s performance was the worst among the funds in the Morningstar Peer Group for the five-year period.  The Trustees also noted the All Cap Growth Fund’s performance for the one-year period ended April 30, 2016 was above the Morningstar Peer Group median.  The Trustees further noted that the All Cap Growth Fund underperformed the Russell 3000 Growth Index for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2016.

The Trustees noted that the Equity Income Fund’s performance for each of the year-to-date, one-year, three-year and five-year periods ended April 30, 2016 was below the Morningstar Peer Group median.  The Trustees also noted that the Equity Income Fund’s performance for the year-to-date one-year, three-year, five-year and since inception periods ended March 31, 2016 underperformed the Russell 1000 Index.  The Trustees also reviewed performance information for a peer group of three funds selected by the Adviser (“Adviser Peer Group”) for the period ended June 30, 2016.  The Trustees noted that the Equity Income Fund’s performance was above the median when compared to the Adviser Peer Group funds for the year-to-date, three-year and five-year time periods and lagged the Adviser Peer Group for the one-year period.

The Trustees noted that the International Growth Fund’s performance for year-to-date period ended April 30, 2016, was above the Morningstar Peer Group median.  The Trustees also noted that the International Growth Fund’s performance for the one-year period ended April 30, 2016, was below the Morningstar Peer Group median.  The Trustees noted that the International Growth Fund’s performance for the one-year and since inception periods ended March 31, 2016 exceeded the MSCI All Cap World Index, while the Fund’s performance for the year-to-date period ended March 31, 2016 lagged that Index.

The Trustees noted that the Small Cap Opportunities Fund’s performance for the year-to-date period ended April 30, 2016 ranked above the Morningstar Peer Group median.  The Trustees also noted that the Small Cap Opportunities Fund’s performance for the one-year period ended April 30, 2016 ranked below the Morningstar Peer Group median.  The

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

Trustees noted that the Small Cap Opportunities Fund’s performance for the year-to-date period ended March 31, 2016 outperformed the Russell 2000 Growth Index, while the Fund’s performance for the one-year and since inception periods ended March 31, 2016 lagged that Index.

The Trustees noted that the Emerging Markets Fund’s performance for each of the year-to-date and one-year periods ended April 30, 2016 ranked below the Morningstar Peer Group median.  The Trustees noted that the Emerging Markets Fund’s performance for the year-to-date, one-year and since inception periods ended March 31, 2016 lagged the MSCI Emerging Markets Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s continued management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group and the Adviser’s separately-managed accounts, as well as the fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided substantial subsidies for the Funds’ operations since each Fund’s inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidizations undertaken by the Adviser, as well as the Funds’ brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 15, 2016 meeting and the August 3, 2016 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that unlike most mutual funds, including those in the Morningstar Peer Groups, the Funds’ operate under a unitary fee structure whereby many of the Funds’ ordinary operating expenses are paid by the Adviser out of its management fee.

The Trustees noted that the All Cap Growth Fund’s contractual management fee of 1.10% was the highest in its peer group, above its Morningstar Peer Group median of 0.73%.  The Trustees observed that the All Cap Growth Fund’s total expense ratio (net of fee

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

waivers and expense reimbursements) of 1.10% for its Institutional Class shares fell within the fourth quartile, above its Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.94%, which fell at the top of the second quartile.  The Trustees then compared the fees paid by the All Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies.

The Trustees noted that the Equity Income Fund’s contractual management fee of 1.10% was the highest in its peer group, above its Morningstar Peer Group median of 0.69%.  The Trustees observed that the Equity Income Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.10% for its Institutional Class shares, which fell into the fourth quartile, was higher than its Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.85%, which fell within the second quartile.  The Trustees also reviewed the Adviser Peer Group comparisons noting that the Equity Income Fund’s advisory fee was the highest of the Adviser Peer Group, but the Fund’s total expense ratio of 1.10% was below the Adviser Peer Group median of 1.21%.  The Trustees then compared the fees paid by the Equity Income Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies.

The Trustees noted that the International Growth Fund’s contractual management fee of 1.10% was the highest in its peer group, above its Morningstar Peer Group average of 0.79%, which fell within the third quartile.  The Trustees observed that the International Growth Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.10% for its Institutional Class shares fell into the third quartile and was slightly above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.08%, which also fell within the third quartile.  The Trustees then compared the fees paid by the International Growth Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies.

The Trustees noted that the Small Cap Opportunities Fund’s contractual management fee is 1.20%, but that the Adviser had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the Small Cap Opportunities Fund’s total expense ratio would not exceed 0.80% from January 1, 2016 through December 31, 2016, 1.00% from January 1, 2017 through December 31, 2017, and 1.20% from January 1, 2018 through December 31, 2018.  Accordingly, the Trustees reviewed the management fee comparison at the 0.80% and 1.00% levels.  The Trustees noted the Small Cap Opportunities Fund’s management fee of 0.80% for the calendar year 2016 fell within the second quartile and was below the Morningstar Peer Group average and of 0.87%, which fell within the third quartile, and that the Small Cap Opportunities Fund’s management fee of 1.00% for the calendar year 2017 fell between the third and fourth quartiles and above the Morningstar Peer Group average.  The Trustees observed that the Small Cap Opportunities Fund’s total expense ratio for its Institutional Class shares (net of fee waivers and expense reimbursements) of 0.80% for the calendar year 2016 fell within the first quartile and below the Morningstar Peer Group average of 1.20%, which

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

fell within the third quartile.  The Trustees also noted the Small Cap Opportunities Fund’s total expense ratio of 1.00% for the calendar year 2017 fell between the first and second quartiles, also below the Morningstar Peer Group average.  The Trustees then compared the fees paid by the Small Cap Opportunities Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies.

The Trustees noted that the Emerging Markets Fund’s contractual management fee of 1.25% fell within the fourth quartile, above its Morningstar Peer Group median of 1.00%.  The Trustees observed that the Emerging Markets Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.25% for its Institutional Class shares, which fell within the second quartile, was below its Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.34%, which also fell within the second quartile.  The Trustees then compared the fees paid by the Emerging Markets Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that while the Adviser was not realizing profits in connection with its management of the International Growth Fund, the Small Cap Opportunities Fund and the Emerging Markets Fund, the Adviser’s profit from sponsoring the All Cap Growth Fund and the Equity Income Fund had not been, and currently was not, excessive and that the Adviser maintained adequate profit levels to support its services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support certain of the Funds’ operations.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Funds.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the Adviser had provided information to the Trustees concerning the future circumstances that may warrant a breakpoint in the fee structure.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2017 as being in the best interests of the Geneva Advisors All Cap Growth Fund, Geneva Advisors International Growth Fund, Geneva Advisors Small Cap Opportunities Fund and Geneva Advisors Emerging Markets Fund and their shareholders, and for an additional term ending January 31, 2017 for the Geneva Advisors Equity Income Fund and its shareholders.  In continuing the Equity Income Fund’s Advisory Agreement for less than a one-year period, the Trustees concluded an additional review of the Fund’s fees, expenses and performance was appropriate and in the shareholders’ best interests.

Geneva Advisors Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Geneva Advisors Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended August 31, 2016 as dividends qualifying for the dividends received deduction available to corporate shareholders:

All Cap Growth Fund	0.00%
Equity Income Fund	100.00%
International Growth Fund	0.00%
Small Cap Opportunities Fund	0.00%
Emerging Markets Fund	0.00%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended August 31, 2016, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

All Cap Growth Fund	0.00%
Equity Income Fund	100.00%
International Growth Fund	0.00%
Small Cap Opportunities Fund	0.00%
Emerging Markets Fund	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	35	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 61		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
five portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	35	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 59		2001	(1986–present).		(an open-end
investment
company with
five portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	35	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager, Ramius
Milwaukee, WI 53202		October 23,	Director, Chief		IDF fund
Age: 73		2009	Administrative		complex (two
			Officer (“CAO”) and		closed-end
			Chief Compliance		investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	35	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 54		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
five portfolios).

John P. Buckel	President	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC
Age: 59	Executive	2013	(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services LLC
Age: 42	and	2013	(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Officer, Vice	July 1,	Services, LLC (January
Age: 56	President and	2014	2014–present); CCO
	Anti-Money		(2003–2013) and
	Laundering		Senior Vice President,
	Officer		Ariel Investments, LLC
(2010–2013); Vice
President, Ariel
Investments, LLC
(2003–2010).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Adam W. Smith	Secretary	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.		Term; Since	President, U.S.
Milwaukee, WI 53202		May 29,	Bancorp Fund
Age: 34		2015	Services, LLC
(April 2012–present);
Research Associate,
Vista360, LLC (May
2010–April 2012).

Jesse J. Schmitting	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		July 21,	Bancorp Fund
Age: 34		2011	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		January 22,	Bancorp Fund
Age: 29		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		April 23,	Services, LLC
Age: 28		2015	(2011–present).

Melissa Aguinaga	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		July 1,	Services, LLC
Age: 29		2015	(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 1-877-343-6382 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Geneva Advisors Funds

Investment Advisor
Geneva Advisors, LLC
181 W. Madison Street, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 7, 2014.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2016	FYE 8/31/2015
Audit Fees	$113,900	$110,295
Audit-Related Fees	0	0
Tax Fees	$19,670	$19,070
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2016	FYE 8/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2016	FYE 8/31/2015
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 7, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title                       /s/ John Buckel
John Buckel, President

Date     March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ John Buckel
John Buckel, President

Date     March 29, 2017

By (Signature and Title)*                   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     March 29, 2017

* Print the name and title of each signing officer under his or her signature.